Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 640,167	¥ 4,672,772		¥ 4,969,319
Restricted cash	284,178	2,074,300		1,800,071
Total cash, cash equivalents and restricted cash	$ 924,345	¥ 6,747,072	$ 927,403	¥ 6,769,390	¥ 6,479,087	¥ 8,491,541